Compensation Plans (Details) - Equity Option [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Beginning Balance	39,003,451
Weighted- Average Exercise Price, Beginning Balance	$ 0.08
Weighted-Average Remaining Contractual Term (Years)	9 years 4 months 17 days	9 years 7 months 13 days
Aggregate Intrinsic Value, Beginning Balance	$ 58,598
Number of Shares, Granted	650,000
Weighted- Average Exercise Price, Granted	$ 0.92
Number of Shares, Exercised
Weighted- Average Exercise Price, Exercised
Weighted- Average Exercise Price, Forfeited and expired
Weighted- Average Exercise Price, Forfeited and expired
Number of Shares, Ending Balance	39,653,451	39,003,451
Weighted- Average Exercise Price, Ending Balance	$ 0.09	$ 0.08
Aggregate Intrinsic Value, Ending Balance	$ 13,031	$ 58,598
Number of Shares, Options vested and exercisable	2,176,432
Weighted- Average Exercise Price, Options vested and exercisable	$ 0.73
Weighted-Average Remaining Contractual Term (Years), Options vested and exercisable	8 years 2 months 26 days
Aggregate Intrinsic Value, Options vested and exercisable